Biological Assets and Inventory - Schedule of Changes in Carrying Amount of Biological Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [abstract]
Biological assets - beginning of year	$ 1,795
Gain on revaluation of biological assets	11,620	$ 2,179
Increase due to acquisition of Peace Naturals		866
Transferred to inventory upon harvest	(9,693)	(1,250)
Biological assets - end of year	$ 3,722	$ 1,795